Share-based Payments - Additional Information (Details)		12 Months Ended
	Jul. 25, 2017	Dec. 31, 2018 GBP (£) shares yr	Dec. 31, 2018 USD ($) shares yr	Dec. 31, 2017 GBP (£) shares yr	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2016 GBP (£) shares yr	Dec. 31, 2010 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price volatility calculation period		five-year	five-year
Expected dividend yield calculation determination		The expected dividend yield was determined by calculating the yield from the last two declared dividends divided by the grant share price.	The expected dividend yield was determined by calculating the yield from the last two declared dividends divided by the grant share price.
Sharesave Scheme (SAYE)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Discount percentage on market price		20.00%	20.00%
Number of options granted							0
Maximum savings by participant to buy shares in any tax year | £		£ 6,000
Sharesave Scheme (SAYE) | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period		3 years	3 years
Sharesave Scheme (SAYE) | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period		5 years	5 years
Share Reward Scheme (SRS) and International Share Reward Scheme (ISRS)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount of free shares that can be granted | £		£ 3,600
Investment holding period		3 years	3 years
Partnership Share Scheme
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount allocated to purchase shares | £		£ 1,800
Period taken to transfer to participants tax free		5 years	5 years
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted		3,067,000	3,067,000	1,690,000	1,690,000
Number of options outstanding		6,908,000	6,908,000	6,030,000	6,030,000	5,337,000
Number of share options exercisable		676,000	676,000	653,000	653,000
Weighted average share price at date of exercise for share options exercised | £		£ 38.90		£ 51.95		£ 45.80
Weighted average remaining contractual life of outstanding shares | yr		8.1	8.1	8.1	8.1	8.2
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted		66,000	66,000	152,000	152,000
Number of options outstanding		306,000	306,000	378,000	378,000	407,000
Number of share options exercisable		22,000	22,000	7,000	7,000
Weighted average share price at date of exercise for share options exercised | £		£ 40.62		£ 52.08		£ 47.00
Weighted average remaining contractual life of outstanding shares | yr		8.1	8.1	8.3	8.3	7.9
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted		1,262,000	1,262,000	1,079,000	1,079,000
Number of options outstanding		3,248,000	3,248,000	2,962,000	2,962,000	3,225,000
Number of share options exercisable		79,000	79,000	61,000	61,000
Weighted average share price at date of exercise for share options exercised | £		£ 40.00		£ 52.52		£ 42.26
Weighted average remaining contractual life of outstanding shares | yr		1.3	1.3	1.3	1.3	1.3
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted		66,000	66,000	136,000	136,000
Number of options outstanding		281,000	281,000	382,000	382,000	423,000
Number of share options exercisable		5,000	5,000	5,000	5,000
Weighted average share price at date of exercise for share options exercised | £		£ 40.51		£ 52.50		£ 41.97
Weighted average remaining contractual life of outstanding shares | yr		1.1	1.1	1.2	1.2	1.2
Reynolds American Inc.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding		1,208,129	1,208,129
Number of share options exercisable		72,033	72,033
Weighted average share price at date of exercise for share options exercised | $			$ 51.43		$ 62.67
Reynolds American Inc. | Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual life of outstanding shares | yr		1.91	1.91	2.17	2.17
Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Nil-cost options exercisable - contractual life in years | yr		10	10
Options exercisable period		3 years	3 years
Long Term Incentive Plan | Earnings Per Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		40.00%	40.00%	40.00%	40.00%	40.00%
Long Term Incentive Plan | Operating Cash Flow
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		20.00%	20.00%	20.00%	20.00%	20.00%
Long Term Incentive Plan | Total Shareholder Return
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		20.00%	20.00%	20.00%	20.00%	20.00%
Long Term Incentive Plan | Net Turnover
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		20.00%	20.00%	20.00%	20.00%	20.00%
Long Term Incentive Plan | Reynolds American Inc.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		150.00%	150.00%
Date of acquisition	Jul. 25, 2017